EXHIBIT 99.18

Clayton Loan Level Tape Compare Upload

Client Name:	Verus
Client Project Name:	Verus 2024-6
Start - End Dates:	1/12/2023 - 6/1/2024
Deal Loan Count:	15

Loan Level Tape Compare Upload

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
810123	xxxxxx	Occupancy Type	Investor	Primary
810962	(No Data)	Borrower 2 First Name	xxxxxx	xxxxxx
810962	(No Data)	Borrower 2 Last Name	xxxxxx	xxxxxx
810962	(No Data)	Representative Credit Score for Grading	779	807
813206	xxxxxx	Amortization Type	Fixed	ARM
813206	xxxxxx	Documentation Type	No Doc	DSCR
807105	xxxxxx	Representative Credit Score for Grading	678	666
809090	xxxxxx	Original Appraised Value	xxxxxx	xxxxxx
809090	xxxxxx	Original P&I	3023.80	22669.56
808983	xxxxxx	Original Appraised Value	xxxxxx	xxxxxx
808994	(No Data)	Property Type	Detached PUD	Attached PUD
809019	xxxxxx	Original Appraised Value	xxxxxx	xxxxxx
804576	(No Data)	Cash Reserves	929102.00	92970.03
804576	(No Data)	Months Reserves	3.00	4.38
804576	(No Data)	Product Type	30 Yr Fixed	7/6 IO ARM

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